UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-834

Name of Registrant:	Vanguard Windsor Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2006

Item 1:	Schedule of Investments

Vanguard Windsor Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

Common Stocks (96.3%)

Consumer Discretionary (12.4%)
* Comcast Corp. Special Class A	21,746,900	602,824
Time Warner, Inc.	24,664,100	432,362
Compagnie Generale des Etablissements Michelin SA	5,991,049	357,559
* Comcast Corp. Class A	6,184,583	172,055
2 Lear Corp.	6,772,100	171,673
Gannett Co., Inc.	1,846,700	114,126
* R.H. Donnelley Corp.	1,721,400	112,958
McDonald's Corp.	2,765,000	96,803
* Office Depot, Inc.	2,895,000	95,969
Newell Rubbermaid, Inc.	2,800,000	66,192
Target Corp.	1,195,000	65,426
^ Magna International, Inc. Class A	738,700	54,664
Toyota Motor Corp. ADR	505,000	52,374
Whirlpool Corp.	644,100	51,966
Jones Apparel Group, Inc.	1,485,000	46,451
* Viacom Inc. Class B	1,084,700	44,993
*^ Interpublic Group of Cos., Inc.	3,970,000	40,097
Limited Brands, Inc.	1,270,000	30,048
* CBS Corp	1,084,700	28,343
BorgWarner, Inc.	468,800	25,845
* Liberty Global, Inc. Class A	1,105,980	23,668
* Liberty Global, Inc. Series C	1,105,980	22,363

		2,708,759

Consumer Staples (2.9%)
Altria Group, Inc.	1,749,800	126,580
The Clorox Co.	1,280,000	76,608
The Coca-Cola Co.	1,805,000	74,691
Safeway, Inc.	2,891,600	67,779
PepsiCo, Inc.	1,090,000	62,326
* The Kroger Co.	3,291,350	60,561
The Procter & Gamble Co.	994,000	58,875
Unilever NV ADR	775,000	54,405
SuperValu Inc.	942,100	30,081
Kimberly-Clark Corp.	425,000	24,276

		636,182

Energy (7.8%)
ExxonMobil Corp.	5,469,008	343,180
GlobalSantaFe Corp.	3,879,200	236,825
Petrol Brasileiro Series A ADR	2,362,000	203,604
Petrol Brasileiro ADR	1,777,300	167,955
Chevron Corp.	2,403,478	142,718
Petro Canada	2,731,100	130,902
EnCana Corp.	2,559,338	127,609
ConocoPhillips Co.	1,738,798	112,500
Occidental Petroleum Corp.	888,200	86,786
Noble Corp.	770,000	61,939
Total SA ADR	318,400	44,044
ENSCO International, Inc.	783,700	40,063

		1,698,125

Financials (22.8%)
Citigroup, Inc.	23,686,346	1,103,310
Bank of America Corp.	22,000,198	973,068
ACE Ltd.	4,751,000	260,117
Capital One Financial Corp.	2,706,000	225,410
CIT Group Inc.	4,111,900	219,329
American International Group, Inc.	3,157,000	206,657
The Hartford Financial Services Group Inc.	2,334,100	191,933
Freddie Mac	2,109,400	143,144
Wachovia Corp.	2,531,300	138,791
JPMorgan Chase & Co.	3,325,800	132,201
Golden West Financial Corp.	1,813,100	128,041
Fannie Mae	2,112,300	122,387
Promise Co., Ltd.	1,976,400	114,545
Merrill Lynch & Co., Inc.	1,450,000	108,852
PartnerRe Ltd.	1,672,700	103,339
MetLife, Inc.	1,773,100	88,939
The Chubb Corp.	907,500	85,623
The Goldman Sachs Group, Inc.	565,000	79,806
Lehman Brothers Holdings, Inc.	497,900	69,930
XL Capital Ltd. Class A	980,000	66,307
National City Corp.	1,935,700	66,162
The St. Paul Travelers, Cos. Inc.	1,416,917	64,300
SunTrust Banks, Inc.	830,000	59,304
IPC Holdings Ltd.	1,878,500	51,208
Everest Re Group, Ltd.	455,800	44,053
The Allstate Corp.	633,100	32,953
Wells Fargo & Co.	510,000	31,804
Genworth Financial Inc.	930,000	30,467
RenaissanceRe Holdings Ltd.	657,250	29,780
* Dime Bancorp Inc.-Litigation Tracking Warrants	7,457,300	977

		4,972,737

Health Care (11.3%)
Wyeth	14,221,700	657,754
Sanofi-Aventis ADR	10,887,700	500,834
GlaxoSmithKline PLC ADR	5,665,800	290,316
Sanofi-Aventis	2,314,593	212,199
Eli Lilly & Co.	3,632,300	205,661
GlaxoSmithKline PLC	5,503,238	140,751
Pfizer Inc.	5,150,000	132,252
* WellPoint Inc.	1,583,500	121,613
Merck & Co., Inc.	2,547,300	87,882
* Medco Health Solutions, Inc.	961,200	52,001
* Health Net Inc.	912,560	45,053
HCA Inc.	328,400	16,118

		2,462,434

Industrials (9.9%)
Tyco International Ltd.	22,395,500	583,403
2 Goodrich Corp.	8,035,400	316,354
*2 YRC Worldwide, Inc.	3,291,962	164,071
*2 Continental Airlines, Inc. Class B	7,731,500	161,666
Eaton Corp.	2,422,400	160,362
General Electric Co.	4,250,000	139,188
* AMR Corp.	5,680,300	128,943
CSX Corp.	1,619,900	86,713
Textron, Inc.	962,000	81,251
The Boeing Co.	1,145,000	78,215
Cooper Industries, Inc. Class A	936,000	76,424
*5 US Airways New Company-Private Placement	2,271,275	59,975
Norfolk Southern Corp.	1,036,652	51,667
Northrop Grumman Corp.	660,000	41,006
Hubbell Inc. Class B	419,800	18,870

		2,148,108

Information Technology (16.4%)
* Cisco Systems, Inc.	41,873,100	777,583
Microsoft Corp.	23,301,700	655,943
Applied Materials, Inc.	29,585,500	563,604
*2 Arrow Electronics, Inc.	9,948,200	341,819
Hewlett-Packard Co.	5,661,300	176,519
* Flextronics International Ltd.	16,415,700	171,708
^ LM Ericsson Telephone Co. ADR Class B	3,786,000	138,113
* Avnet, Inc.	4,775,800	116,768
* LAM Research Corp.	2,247,700	104,361
Electronic Data Systems Corp.	2,990,000	75,318
* Teradyne, Inc.	4,286,700	74,674
* NCR Corp.	1,778,100	66,056
Intel Corp.	2,425,000	51,580
* Tellabs, Inc.	3,970,900	50,788
* Vishay Intertechnology, Inc.	3,186,021	50,435
International Business Machines Corp.	510,000	41,463
* Solectron Corp.	10,387,300	39,679
* Sanmina-SCI Corp.	8,423,608	35,463
* Unisys Corp.	4,176,300	27,939
* Varian Semiconductor Equipment Associates, Inc.	217,900	10,793

		3,570,606

Materials (6.1%)
Alcoa Inc.	16,868,068	531,344
E.I. du Pont de Nemours & Co.	7,428,900	290,841
Engelhard Corp.	4,994,900	201,294
* Smurfit-Stone Container Corp.	11,882,163	151,973
Temple-Inland Inc.	1,325,000	62,143
* Pactiv Corp.	2,499,100	55,580
Akzo Nobel NV	867,383	41,992

		1,335,167

Telecommunication Services (4.8%)
Sprint Nextel Corp.	29,267,582	669,935
Verizon Communications Inc.	5,956,142	188,571
AT&T Inc.	4,780,700	124,059
* Crown Castle International Corp.	850,100	26,889
* American Tower Corp. Class A	860,000	26,608
BellSouth Corp.	134,100	3,858

		1,039,920

Utilities (0.9%)
American Electric Power Co., Inc.	1,905,300	71,106
Entergy Corp.	1,009,600	70,177
Constellation Energy Group, Inc.	1,081,425	63,015

		204,298

Other (0.1%)
*4 Miscellaneous		28,139

Exchange-Traded Funds (0.9%)
3 Vanguard Value VIPERs	1,689,100	99,488
3 Vanguard Total Stock Market VIPERs	696,000	88,573

		188,061

Total Common Stocks
(Cost $16,965,801)		20,992,536

Temporary Cash Investments (4.1%)

Money Market Fund (2.5%)
** Vanguard Market Liquidity Fund, 4.405%	549,584,717	549,585

	Face Amount ($000)
Repurchase Agreement (1.4%)
SBC Warburg Dillon Read 4.470%, 2/1/2006
(Dated 1/31/2006, Repurchase Value $300,937,000, collateralized by
Federal Home Loan Mortgage Corp., 4.000%-11.500%, 6/1/2006-2/1/2036	300,900	300,900

U.S Agency Obligation (0.2%)
† Federal National Mortgage Assn
1 4.419%, 4/12/2006	33,000	32,716

Total Temporary Cash Investments
(Cost $883,205)		883,201

Total Investments (100.4%)
(Cost $17,849,006)		21,875,737

Other Assets and Liabilities—Net (-0.4%)		(83,296)

Net Assets (100%)		21,792,441

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $32,716,000 have been segregated as initial margin for open futures contracts.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.
5	Restricted security represents 0.28% of net assets. ADR — American Depositary Receipt.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluting changes in the values of foreign market proxies (for example, ADRs, futures contracts or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $17,849,006,000. Net unrealized appreciation of investment securities for tax purposes was $4,026,731,000, consisting of unrealized gains of $4,522,330,000 on securities that had risen in value since their purchase and $495,599,000 in unrealized losses on securities that had fallen in value since their purchase.

Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International (MSCI) in the calculation of its indexes. As part of the fund’s fair value procedures, exchange rates may be adjusted if they change significantly before the fund’s pricing time but after the time at which the MSCI rates are determined (generally 11:00 a.m. Eastern time).

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 98.6% and 1.8%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	4,485	287,847	989
S&P 500 Index	458	146,972	1,740
S&P Mid-Cap 400 Index	135	52,940	2,143

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
SECURITY NAME	10/31/05 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	1/31/06 Market Value ($000)

Arrow Electronics, Inc.	293,571				341,819
Continental Airlines, Inc. Class B	100,123				161,666
Goodrich Corp.	n/a2	146,052		1,211,120	316,354
Lear Corp.	152,784	49,358		1,426,350	171,673
RenaissanceRe Holdings Ltd.	168,858		144,883	131,450	n/a1
YRC Worldwide, Inc.*	134,621	14,686			164,071

	$849,957			$2,768,920	$1,155,583

*	Yellow Roadway Corp. underwent a name change to YRC Worldwide, Inc. in January 2006.
1	At January 31, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.
2	At October 31, 2005, the issuer was not an affiliated company of the fund.

Vanguard Windsor II Fund
Schedule of Investments
January 31, 2006

	Shares	Market Value ($000)

Common Stocks (96.7%)

Consumer Discretionary (5.9%)
Carnival Corp.	6,831,700	353,609
Mattel, Inc.	19,369,400	319,595
Time Warner, Inc.	16,174,594	283,541
Gannett Co., Inc.	4,385,200	271,005
^ Eastman Kodak Co.	9,154,600	229,780
2 Service Corp. International	26,080,100	213,335
Federated Department Stores, Inc.	2,559,800	170,559
The Walt Disney Co.	5,408,432	136,887
Centex Corp.	1,373,300	98,040
Pulte Homes, Inc.	1,476,500	58,912
McDonald's Corp.	1,296,500	45,390
Harrah's Entertainment, Inc.	591,800	43,556
* Comcast Corp. Special Class A	1,263,500	35,024
Yum! Brands, Inc.	497,200	24,596
* Interpublic Group of Cos., Inc.	2,377,600	24,014
Magna International, Inc. Class A	319,900	23,673
* Office Depot, Inc.	617,300	20,464
VF Corp.	316,300	17,548
* AutoNation, Inc.	783,400	17,462
Lennar Corp. Class A	255,800	16,003
* CBS Corp.	596,300	15,581
Newell Rubbermaid, Inc.	631,995	14,940
Nordstrom, Inc.	322,400	13,451
Limited Brands, Inc.	530,000	12,540
Ford Motor Co.	1,331,953	11,428
Knight Ridder	177,600	11,056
* Toll Brothers, Inc.	287,000	9,758
D. R. Horton, Inc.	258,333	9,641
The Gap, Inc.	454,200	8,216
^ General Motors Corp.	339,067	8,158
ServiceMaster Co.	608,900	7,879
* Expedia, Inc.	202,262	5,263
Genuine Parts Co.	113,700	4,836
Royal Caribbean Cruises, Ltd.	83,183	3,402
Johnson Controls, Inc.	41,725	2,889
^ Regal Entertainment Group Class A	143,900	2,664
Tribune Co.	75,600	2,193
KB HOME	28,000	2,134
Belo Corp. Class A	73,316	1,672

		2,550,694

Consumer Staples (9.4%)
Altria Group, Inc.	14,112,999	1,020,934
Imperial Tobacco Group ADR	13,840,000	823,480
2 ConAgra Foods, Inc.	26,196,200	543,047
Wal-Mart Stores, Inc.	7,585,800	349,781
PepsiCo, Inc.	5,468,500	312,689
The Coca-Cola Co.	6,166,499	255,170
Anheuser-Busch Cos., Inc.	5,506,700	228,198
The Procter & Gamble Co.	2,532,800	150,018
Kraft Foods Inc.	1,850,000	54,464
Safeway, Inc.	2,125,041	49,811
Unilever PLC ADR	1,152,800	48,614
Albertson's, Inc.	1,394,900	35,082
CVS Corp.	980,500	27,219
Reynolds American Inc.	226,300	22,886
Sara Lee Corp.	1,247,000	22,795
Carolina Group	392,300	18,093
Kimberly-Clark Corp.	277,400	15,845
H.J. Heinz Co.	455,700	15,466
* The Kroger Co.	815,099	14,998
Archer-Daniels-Midland Co.	442,800	13,948
General Mills, Inc.	249,400	12,123
PepsiAmericas, Inc.	180,573	4,422
Tyson Foods, Inc.	178,100	2,552

		4,041,635

Energy (11.4%)
ConocoPhillips Co.	19,480,868	1,260,412
Occidental Petroleum Corp.	12,784,600	1,249,183
BP PLC ADR	11,548,072	835,041
Chevron Corp.	8,329,317	494,595
Anadarko Petroleum Corp.	3,903,800	420,908
ExxonMobil Corp.	4,645,394	291,498
Williams Cos., Inc.	4,528,400	107,957
Valero Energy Corp.	659,090	41,147
Devon Energy Corp.	569,262	38,829
Petro Canada	611,900	29,328
Burlington Resources, Inc.	288,895	26,365
Kerr-McGee Corp.	228,129	25,183
Sunoco, Inc.	220,300	20,973
Marathon Oil Corp.	272,500	20,947
Amerada Hess Corp.	134,899	20,882
Apache Corp.	56,570	4,273

		4,887,521

Financials (24.9%)
Wells Fargo & Co.	16,839,900	1,050,136
Washington Mutual, Inc.	23,564,880	997,266
Citigroup, Inc.	19,195,441	894,124
Bank of America Corp.	19,563,241	865,282
SLM Corp.	13,841,500	774,570
The Allstate Corp.	13,613,244	708,569
JPMorgan Chase & Co.	15,027,197	597,331
Capital One Financial Corp.	7,132,200	594,112
^ Manulife Financial Corp.	9,703,415	591,423
XL Capital Ltd. Class A	7,250,300	490,555
Freddie Mac	5,071,800	344,172
The St. Paul Travelers, Cos. Inc.	7,232,140	328,195
American International Group, Inc.	4,434,900	290,309
The Goldman Sachs Group, Inc.	2,024,800	286,003
Wachovia Corp.	4,200,384	230,307
The Hartford Financial Services Group Inc.	2,407,226	197,946
UnumProvident Corp.	8,308,865	168,919
Loews Corp.	1,482,800	146,338
MetLife, Inc.	2,154,700	108,080
Merrill Lynch & Co., Inc.	958,000	71,917
Morgan Stanley	1,106,985	68,024
Genworth Financial Inc.	1,982,800	64,957
Prudential Financial, Inc.	703,700	53,017
U.S. Bancorp	1,501,422	44,908
Fannie Mae	771,300	44,689
Comerica, Inc.	771,694	42,806
KeyCorp	1,074,628	38,031
The St. Joe Co.	456,800	28,984
PNC Financial Services Group	437,800	28,396
Lehman Brothers Holdings, Inc.	194,900	27,374
UnionBanCal Corp.	386,974	25,962
* Conseco, Inc.	1,026,000	25,004
Assurant, Inc.	524,800	24,099
Simon Property Group, Inc. REIT	251,700	20,851
BB&T Corp.	523,540	20,439
Fidelity National Financial, Inc.	507,885	20,046
MGIC Investment Corp.	297,926	19,666
The Bank of New York Co., Inc.	582,000	18,513
SunTrust Banks, Inc.	257,400	18,391
Radian Group, Inc.	320,310	18,331
SAFECO Corp.	340,600	17,796
The Principal Financial Group, Inc.	356,397	16,808
Equity Office Properties Trust REIT	521,600	16,597
Nationwide Financial Services, Inc.	373,900	15,913
CIT Group Inc.	267,000	14,242
Bear Stearns Co., Inc.	112,500	14,227
Zions Bancorp	179,771	14,214
National City Corp.	409,200	13,986
Countrywide Financial Corp.	309,728	10,357
ProLogis REIT	182,700	9,358
The Chubb Corp.	99,100	9,350
Cincinnati Financial Corp.	203,925	9,287
Equity Residential REIT	214,800	9,110
W.R. Berkley Corp.	178,533	8,820
General Growth Properties Inc. REIT	169,300	8,736
Fifth Third Bancorp	231,599	8,701
Host Marriott Corp. REIT	428,999	8,559
Vornado Realty Trust REIT	94,300	8,330
Archstone-Smith Trust REIT	158,700	7,437
Apartment Investment & Management Co. Class A REIT	168,738	7,175
Marsh & McLennan Cos., Inc.	235,100	7,145
RenaissanceRe Holdings Ltd.	156,800	7,105
Lincoln National Corp.	130,200	7,100
The PMI Group Inc.	162,600	7,029
Ameriprise Financial, Inc.	168,092	6,840
Boston Properties, Inc. REIT	83,023	6,497
AmSouth Bancorp	231,200	6,383
* Berkshire Hathaway Inc. Class B	2,098	6,151
First American Corp.	116,400	5,450
Avalonbay Communities, Inc. REIT	54,600	5,432
Aon Corp.	150,400	5,147
Plum Creek Timber Co. Inc. REIT	137,500	5,079
Leucadia National Corp.	91,100	4,780
Huntington Bancshares Inc.	195,209	4,529
Old Republic International Corp.	162,625	3,488
AMB Property Corp. REIT	63,000	3,289
Regency Centers Corp. REIT	50,100	3,229
iStar Financial Inc. REIT	84,300	3,026
Liberty Property Trust REIT	65,200	2,951
Astoria Financial Corp.	73,700	2,123
TCF Financial Corp.	77,200	1,929
New Plan Excel Realty Trust REIT	77,300	1,905
TD Banknorth, Inc.	58,500	1,695
Fidelity National Title Group, Inc. Class A	21,507	524
Forest City Enterprise Class A	11,463	434

		10,726,305

Health Care (11.4%)
Pfizer Inc.	47,528,745	1,220,538
Bristol-Myers Squibb Co.	32,798,301	747,473
* WellPoint Inc.	7,684,900	590,200
Schering-Plough Corp.	25,379,200	486,012
Wyeth	10,413,600	481,629
Baxter International, Inc.	12,133,400	447,116
Johnson & Johnson	3,984,800	229,285
*2Triad Hospitals, Inc.	4,384,995	180,048
Cardinal Health, Inc.	2,194,343	158,080
Merck & Co., Inc.	3,346,000	115,437
* Watson Pharmaceuticals, Inc.	2,962,423	98,027
HCA Inc.	1,228,600	60,300
Eli Lilly & Co.	675,600	38,252
Abbott Laboratories	657,000	28,350
CIGNA Corp.	159,000	19,334
* Tenet Healthcare Corp.	2,586,300	18,802
* King Pharmaceuticals, Inc.	181,200	3,398

		4,922,281

Industrials (9.7%)
Tyco International Ltd.	34,804,400	906,655
Emerson Electric Co.	6,537,800	506,353
General Electric Co.	14,503,500	474,990
ITT Industries, Inc.	4,050,500	415,176
2 Cooper Industries, Inc. Class A	4,650,800	379,738
Cendant Corp.	17,887,700	299,440
Union Pacific Corp.	2,783,700	246,246
United Technologies Corp.	4,088,300	238,634
Northrop Grumman Corp.	3,239,021	201,240
CSX Corp.	1,885,000	100,904
Lockheed Martin Corp.	908,900	61,487
Raytheon Co.	1,279,400	52,417
Burlington Northern Santa Fe Corp.	479,200	38,394
Waste Management, Inc.	1,161,700	36,686
3M Co.	356,100	25,906
General Dynamics Corp.	165,000	19,199
Honeywell International Inc.	481,288	18,491
R.R. Donnelley & Sons Co.	566,000	18,452
The Boeing Co.	265,200	18,116
Goodrich Corp.	437,300	17,217
Parker Hannifin Corp.	216,300	16,389
Cummins Inc.	163,200	15,879
Illinois Tool Works, Inc.	179,600	15,138
Ingersoll-Rand Co.	379,600	14,907
Pitney Bowes, Inc.	260,451	11,132
Manpower Inc.	164,900	8,877
Southwest Airlines Co.	315,900	5,200
Eaton Corp.	73,400	4,859
W.W. Grainger, Inc.	57,800	4,100
PACCAR, Inc.	52,719	3,669
SPX Corp.	56,300	2,686
* PHH Corp.	80,460	2,318
Hubbell Inc. Class B	47,600	2,140

		4,183,035

Information Technology (7.0%)
Nokia Corp. ADR	36,861,400	677,513
Hewlett-Packard Co.	18,649,572	581,494
Microsoft Corp.	14,350,600	403,969
Electronic Data Systems Corp.	13,200,822	332,529
International Business Machines Corp.	3,873,430	314,910
Automatic Data Processing, Inc.	6,501,400	285,672
Computer Associates International, Inc.	3,932,000	107,344
* Nortel Networks Corp.	33,143,200	99,430
* Xerox Corp.	5,808,800	83,124
First Data Corp.	451,700	20,372
* Computer Sciences Corp.	336,300	17,050
* Ingram Micro, Inc. Class A	815,399	15,778
Seagate Technology	498,100	12,990
* Freescale Semiconductor, Inc. Class A	386,800	9,732
Intersil Corp.	277,300	8,058
* Compuware Corp.	852,100	7,021
* LSI Logic Corp.	546,000	4,996
* Freescale Semiconductor, Inc. Class B	184,457	4,658
* Flextronics International Ltd.	423,800	4,433
* Lucent Technologies, Inc.	1,660,000	4,382
* Tellabs, Inc.	314,200	4,019
* Cadence Design Systems, Inc.	208,800	3,687
* Arrow Electronics, Inc.	87,500	3,007
* Solectron Corp.	754,687	2,883
Sabre Holdings Corp.	71,300	1,747
AVX Corp.	51,000	848

		3,011,646

Materials (3.1%)
2 Hanson PLC ADR	7,826,950	453,572
2 Lyondell Chemical Co.	14,970,900	359,451
MeadWestvaco Corp.	5,467,413	145,925
Alcoa Inc.	2,911,300	91,706
* The Mosaic Co.	3,075,100	47,541
Dow Chemical Co.	815,600	34,500
Alcan Inc.	700,200	34,163
Weyerhaeuser Co.	429,400	29,955
International Paper Co.	761,100	24,835
E.I. du Pont de Nemours & Co.	628,300	24,598
Phelps Dodge Corp.	134,554	21,596
Nucor Corp.	244,200	20,569
United States Steel Corp.	329,100	19,664
Eastman Chemical Co.	311,600	15,022
PPG Industries, Inc.	249,900	14,869
Rohm & Haas Co.	87,200	4,438
Lafarge North America Inc.	69,900	4,307
* Owens-Illinois, Inc.	114,000	2,507

		1,349,218

Telecommunication Services (2.8%)
Verizon Communications Inc.	26,067,054	825,283
AT&T Inc.	10,965,437	284,553
BellSouth Corp.	1,204,800	34,662
Sprint Nextel Corp.	1,109,000	25,385
Alltel Corp.	368,706	22,133
Citizens Communications Co.	407,400	4,999
PanAmSat Holding Corp.	100,200	2,478
CenturyTel, Inc.	10,800	360

		1,199,853

Utilities (8.2%)
Exelon Corp.	13,804,200	792,637
Duke Energy Corp.	27,929,500	791,801
American Electric Power Co., Inc.	16,717,085	623,882
Entergy Corp.	8,681,100	603,423
2 CenterPoint Energy Inc.	24,102,900	308,035
FirstEnergy Corp.	2,899,800	145,280
FPL Group, Inc.	1,839,200	76,860
Public Service Enterprise Group, Inc.	702,600	48,915
Edison International	554,300	24,289
Dominion Resources, Inc.	255,200	19,275
PG&E Corp.	469,900	17,532
Southern Co.	430,700	14,988
TECO Energy, Inc.	673,300	11,500
Consolidated Edison Inc.	232,700	10,939
Sempra Energy	211,623	10,168
NiSource, Inc.	396,300	8,136
Pepco Holdings, Inc.	324,800	7,474
KeySpan Corp.	192,000	6,897
DTE Energy Co.	127,600	5,385
Alliant Energy Corp.	175,200	5,196
Pinnacle West Capital Corp.	73,800	3,145

		3,535,757

Exchange-Traded Funds (2.9%)
Vanguard Total Stock Market VIPERs	8,407,600	1,069,951
Vanguard Value VIPERs	2,681,500	157,940

		1,227,891

Total Common Stocks
(Cost $31,311,077)		41,635,836

Temporary Cash Investments (3.8%)

Money Market Fund (3.7%)
** Vanguard Market Liquidity Fund, 4.405%	1,605,624,510	1,605,625

	Face Amount ($000)
U.S. Agency Obligations (0.1%)
† Federal National Mortgage Assn
[1] 4.281%, 3/22/2006	1,000	994
[1] 4.419%, 4/12/2006	30,000	29,742

		30,736

Total Temporary Cash Investments
(Cost $1,636,364)		1,636,361

Total Investments (100.5%)
(Cost $32,947,441)		43,272,197

Other Assets and Liabilities—Net (-0.5%)		(206,008)

Net Assets (100%)		43,066,189

*	Non-income-producing security.
^	Part of security position is on loan to broker/dealers.
**	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
†	The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.
1	Securities with a value of $30,736,000 have been segregated as initial margin for open futures contracts.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company. ADR — American Depositary Receipt. REIT —Real Estate Investment Trust.

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At January 31, 2006, the cost of investment securities for tax purposes was $32,947,441,000. Net unrealized appreciation of investment securities for tax purposes was $10,324,756,000, consisting of unrealized gains of $11,071,041,000 on securities that had risen in value since their purchase and $746,285,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.4% and 3.1%, respectively, of net assets. Futures contracts are valued at their quoted daily settlement prices.

At January 31, 2006, the aggregate settlement value of open futures contracts expiring in March 2006, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

E-mini S&P 500 Index	2,716	174,313	579
S&P 500 Index	477	153,069	1,768

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Affiliated Companies: Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
SECURITY NAME	10/31/05 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Dividend Income ($000)	1/31/06 Market Value ($000)

CenterPoint Energy Inc.	314,535	4,582		1,435	308,035
ConAgra Foods Inc.	n/a1	69,563	6,466	7,138	543,047
Cooper Industries, Inc. Class A	329,695			1,721	379,738
Hanson PLC ADR	395,965				453,572
Lyondell Chemical Co.	401,220			3,368	359,451
Mattel, Inc.	377,606		99,223	10,298	n/a2
Service Corp. International	218,290			652	213,335
Triad Hospitals, Inc.	180,009	349			180,048

	$2,217,320			$24,612	$2,437,226

1	At October 31, 2005, the issuer was not an affiliated company of the fund.
2	At January 31, 2006, the security is still held but the issuer is no longer an affiliated company of the fund.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	March 20, 2006

VANGUARD WINDSOR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	March 20, 2006

*By Power of Attorney. See File Number 2-31333, filed on January 23, 2006. Incorporated by Reference.